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                         Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, NW
                             Washington, DC 20004
                              Tel: 202.739.3000
                              Fax: 202.739.3001

July 3, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Nuveen Multistate Trust II
     File Nos. 333-14729 and 811-07755

Ladies and Gentlemen:

On behalf of our client, Nuveen Multistate Trust II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of prospectuses and Statement of Additional Information for the Nuveen California and California Insured Municipal Bond Funds, Nuveen Massachusetts and Massachusetts Insured Municipal Bond Funds, and Nuveen Connecticut, New Jersey, New York and New York Insured Municipal Bond Funds that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 9, which was filed via EDGAR on June 27, 2003.

Please contact me at (202) 739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman
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Thomas S. Harman